Document and Entity Information	Jul. 20, 2021
Prospectus:
Document Type	497
Document Period End Date	Jul. 20, 2021
Registrant Name	Aberdeen Funds
Entity Central Index Key	0001413594
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 20, 2021
Document Effective Date	Jul. 20, 2021
Prospectus Date	Feb. 26, 2021